Cover	Aug. 17, 2021	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	Better Choice Company Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-40477
Entity Tax Identification Number	83-4284557
Entity Address, Address Line One		12400 Race Track Road
Entity Address, City or Town		Tampa
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33626
City Area Code		813
Local Phone Number		659-5921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001471727
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	BTTR
Security Exchange Name	NYSEAMER